Note 20 - Segment Information	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

20. Segment Information

We operate in one segment. We are a specialist biosensors Company focused on the development, manufacture and commercialization of a range of point of use devices for measuring different analytes across different industries.

Our operations are in Australia, US, Europe and Canada. The chief operating decision maker of the Company is the Chief Executive Officer.

The Company’s material long-lived assets are predominantly based in Australia.

Our total income as disclosed below is attributed to countries based on location of customer. Location has been determined generally based on contractual arrangements. Total income includes revenue from products and services, interest income, research and development tax incentive income and other income as disclosed in the Consolidated Statements of Comprehensive Income/(Loss).

	Years Ended December 31,
	2022	2021
	A$	A$
Australia (home country)	4,978,712	4,580,741
Americas	1,387,556	1,419,436
Europe	2,841,678	3,905,621
Other	150,082	250,155
Total income	9,358,028	10,155,953

% of total revenue from products and services derived from major customers:

	Years Ended December 31,
	2022	2021
	A$	A$
Siemens	13%	17%
Other	87%	83%